Vanguard® S&P Small-Cap 600 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (3.0%)
	Telephone & Data Systems Inc.	204,438	8,233
*	Lumen Technologies Inc.	962,299	7,804
	TEGNA Inc.	334,704	6,533
*	IAC Inc.	140,815	4,938
*	Ziff Davis Inc.	85,208	2,797
*	Yelp Inc. Class A	55,968	1,618
	Scholastic Corp.	46,990	1,388
*	DoubleVerify Holdings Inc.	124,417	1,311
	John Wiley & Sons Inc. Class A	34,999	1,273
	Uniti Group Inc.	197,445	1,258
*	TripAdvisor Inc.	79,796	1,187
	Cable One Inc.	9,608	1,126
	Shutterstock Inc.	50,095	1,043
	Shenandoah Telecommunications Co.	94,858	1,037
*	Angi Inc. Class A	76,602	875
*	Cars.com Inc.	66,559	772
*	Gogo Inc.	83,838	599
*	Thryv Holdings Inc.	54,252	305
			44,097
Consumer Discretionary (15.8%)
	BorgWarner Inc.	450,226	19,387
*	CarMax Inc.	312,185	12,069
	Meritage Homes Corp.	148,035	10,818
*	Caesars Entertainment Inc.	432,627	10,067
*	Asbury Automotive Group Inc.	40,904	9,513
*	Victoria's Secret & Co.	166,138	6,867
	American Eagle Outfitters Inc.	335,248	6,839
	Signet Jewelers Ltd.	67,602	6,771
	Academy Sports & Outdoors Inc.	138,303	6,673
	Advance Auto Parts Inc.	124,802	6,475
	Dana Inc.	272,890	6,115
	LCI Industries	50,441	5,734
	Kohl's Corp.	233,122	5,732
*	Etsy Inc.	105,172	5,702
	Group 1 Automotive Inc.	13,455	5,396
*	National Vision Holdings Inc.	164,652	4,750
*	Sonos Inc.	251,310	4,664
*	Urban Outfitters Inc.	61,501	4,555
*	Penn Entertainment Inc.	292,360	4,339
	Patrick Industries Inc.	35,972	3,893
	Strategic Education Inc.	49,220	3,840
*	Topgolf Callaway Brands Corp.	290,468	3,741
*	M/I Homes Inc.	25,814	3,552
	Century Communities Inc.	53,733	3,508
	La-Z-Boy Inc.	85,677	3,335
*	Adient plc	169,109	3,291
*	Sally Beauty Holdings Inc.	205,661	3,262
	Newell Brands Inc.	872,438	3,184
*	Tri Pointe Homes Inc.	89,125	3,041
	Leggett & Platt Inc.	281,735	2,891
	Papa John's International Inc.	68,196	2,869
	Carter's Inc.	75,833	2,420
	Red Rock Resorts Inc. Class A	40,024	2,344
*	G-III Apparel Group Ltd.	79,314	2,312
*	Gentherm Inc.	63,412	2,262
*	Hanesbrands Inc.	345,364	2,235
*	LGI Homes Inc.	42,157	2,193
	Steven Madden Ltd.	51,414	2,148
	Phinia Inc.	39,676	2,146
	Acushnet Holdings Corp.	25,209	2,120
	Winnebago Industries Inc.	58,226	2,107
	Upbound Group Inc.	108,481	1,944

		Shares	Market Value ($000)
	Sonic Automotive Inc. Class A	30,777	1,940
	Buckle Inc.	31,333	1,770
*	BJ's Restaurants Inc.	46,049	1,766
	Perdoceo Education Corp.	59,741	1,670
	Standard Motor Products Inc.	43,366	1,628
*	American Axle & Manufacturing Holdings Inc.	247,012	1,623
	Matthews International Corp. Class A	64,100	1,573
	Cheesecake Factory Inc.	32,416	1,545
	Wendy's Co.	181,111	1,530
[1]	Cracker Barrel Old Country Store Inc.	46,333	1,339
*	Fox Factory Holding Corp.	87,039	1,287
	Golden Entertainment Inc.	40,828	1,226
	Monro Inc.	62,431	1,168
	Ethan Allen Interiors Inc.	48,168	1,139
	Bloomin' Brands Inc.	159,354	1,131
	Oxford Industries Inc.	29,207	1,115
	Guess? Inc.	63,895	1,090
	Sturm Ruger & Co. Inc.	33,669	1,014
*	MarineMax Inc.	39,319	919
*	Helen of Troy Ltd.	47,787	906
	Wolverine World Wide Inc.	54,123	877
	Shoe Carnival Inc.	36,970	611
*	Mister Car Wash Inc.	108,163	578
*	United Parks & Resorts Inc.	11,481	414
			236,963
Consumer Staples (2.8%)
	PriceSmart Inc.	52,406	6,451
*	United Natural Foods Inc.	126,046	4,703
	Andersons Inc.	70,599	3,636
*	Central Garden & Pet Co. Class A	107,240	3,318
	Universal Corp.	51,724	2,729
	Fresh Del Monte Produce Inc.	68,790	2,486
*	Grocery Outlet Holding Corp.	204,186	2,273
*	TreeHouse Foods Inc.	92,525	2,210
	WD-40 Co.	10,974	2,149
*	Simply Good Foods Co.	103,964	2,046
	Reynolds Consumer Products Inc.	80,880	2,020
	Edgewell Personal Care Co.	96,748	1,728
	John B Sanfilippo & Son Inc.	19,079	1,386
	J & J Snack Foods Corp.	14,551	1,344
	Energizer Holdings Inc.	73,377	1,338
*	National Beverage Corp.	23,380	796
	Tootsie Roll Industries Inc.	17,552	673
	MGP Ingredients Inc.	29,220	666
*	Central Garden & Pet Co.	16,909	578
			42,530
Energy (4.3%)
	California Resources Corp.	151,475	7,237
	Peabody Energy Corp.	252,997	6,892
*	Par Pacific Holdings Inc.	105,764	4,828
	Patterson-UTI Energy Inc.	728,594	4,233
	Crescent Energy Co. Class A	386,361	3,643
	Magnolia Oil & Gas Corp. Class A	138,637	3,208
*	Talos Energy Inc.	268,611	3,078
	Noble Corp. plc	96,499	2,955
	Liberty Energy Inc. Class A	151,701	2,697
	World Kinect Corp.	115,612	2,680
	Helmerich & Payne Inc.	86,921	2,425
	SM Energy Co.	119,647	2,279
*	Comstock Resources Inc.	80,733	2,169
*	CVR Energy Inc.	62,792	2,168
*	Bristow Group Inc. Class A	52,187	1,958
*	REX American Resources Corp.	58,957	1,945
	International Seaways Inc.	36,238	1,920
	Dorian LPG Ltd.	76,375	1,893
*	Innovex International Inc.	80,174	1,765
[1]	Kinetik Holdings Inc. Class A	49,983	1,733
*	Vital Energy Inc.	60,602	1,087
*	Helix Energy Solutions Group Inc.	122,338	815

		Shares	Market Value ($000)
	Core Laboratories Inc.	50,764	767
	RPC Inc.	88,983	473
			64,848
Financials (22.0%)
	Lincoln National Corp.	350,976	14,439
	Jackson Financial Inc. Class A	144,891	14,201
	MarketAxess Holdings Inc.	77,731	12,739
	Atlantic Union Bankshares Corp.	296,428	10,028
	United Community Banks Inc.	252,498	7,716
	Independent Bank Corp.	103,760	7,476
*	Genworth Financial Inc. Class A	853,934	7,412
	Renasant Corp.	197,649	7,005
	Bread Financial Holdings Inc.	97,033	6,572
	Blackstone Mortgage Trust Inc. Class A	331,797	6,460
	Western Union Co.	672,008	5,907
	Seacoast Banking Corp. of Florida	180,541	5,698
	Simmons First National Corp. Class A	300,984	5,583
	Radian Group Inc.	155,016	5,511
	Ameris Bancorp	69,493	5,265
	Provident Financial Services Inc.	271,759	5,212
	WaFd Inc.	163,934	5,190
	Banc of California Inc.	272,787	5,030
	Trustmark Corp.	125,623	4,887
	Moelis & Co. Class A	75,638	4,854
	Walker & Dunlop Inc.	70,818	4,578
*	SiriusPoint Ltd.	216,063	4,494
	Stewart Information Services Corp.	58,211	4,461
	Beacon Financial Corp.	172,981	4,427
	First Bancorp (XNGS)	86,277	4,401
	Assured Guaranty Ltd.	47,472	4,298
*	Customers Bancorp Inc.	61,204	4,217
*	StoneX Group Inc.	45,365	4,111
	ARMOUR Residential REIT Inc.	234,000	4,100
	StepStone Group Inc. Class A	64,597	4,080
	HA Sustainable Infrastructure Capital Inc.	118,487	4,071
	Horace Mann Educators Corp.	84,699	3,878
	First Hawaiian Inc.	147,848	3,684
	BankUnited Inc.	84,535	3,653
	Fulton Financial Corp.	200,851	3,645
	Northwest Bancshares Inc.	304,262	3,639
[1]	Arbor Realty Trust Inc.	399,729	3,562
	WSFS Financial Corp.	62,902	3,511
	Cathay General Bancorp	71,894	3,483
*	NCR Atleos Corp.	85,764	3,179
	Artisan Partners Asset Management Inc. Class A	76,270	3,164
	Hilltop Holdings Inc.	91,659	3,146
	CVB Financial Corp.	158,843	3,126
	Stellar Bancorp Inc.	96,038	3,036
	BGC Group Inc. Class A	341,200	2,968
	Bank of Hawaii Corp.	44,630	2,925
	Ellington Financial Inc.	207,952	2,849
	Hope Bancorp Inc.	266,317	2,828
	Apollo Commercial Real Estate Finance Inc.	271,889	2,754
	FB Financial Corp.	48,085	2,686
	First Financial Bancorp	105,442	2,623
*	ProAssurance Corp.	107,049	2,578
	First Bancorp	129,406	2,558
	NBT Bancorp Inc.	61,067	2,532
*	Encore Capital Group Inc.	47,811	2,481
	Dime Community Bancshares Inc.	84,807	2,404
	Safety Insurance Group Inc.	31,002	2,357
	PennyMac Mortgage Investment Trust	181,159	2,326
*	EZCORP Inc. Class A	120,582	2,325
	Community Financial System Inc.	39,608	2,248
	Banner Corp.	35,275	2,216
	Two Harbors Investment Corp.	216,755	2,198
	First Commonwealth Financial Corp.	114,979	1,868
	Enact Holdings Inc.	47,272	1,830
	Franklin BSP Realty Trust Inc.	171,251	1,784

		Shares	Market Value ($000)
	Navient Corp.	142,836	1,771
	Southside Bancshares Inc.	58,857	1,726
	Hanmi Financial Corp.	62,165	1,717
	Heritage Financial Corp.	70,673	1,692
	Capitol Federal Financial Inc.	254,373	1,681
	United Fire Group Inc.	45,649	1,669
	TrustCo Bank Corp.	39,255	1,654
*	Donnelley Financial Solutions Inc.	33,192	1,628
	National Bank Holdings Corp. Class A	43,572	1,621
	Park National Corp.	10,100	1,551
	OFG Bancorp	38,017	1,510
	Redwood Trust Inc.	269,022	1,482
	S&T Bancorp Inc.	37,513	1,481
	Lakeland Financial Corp.	24,453	1,425
	Victory Capital Holdings Inc. Class A	21,593	1,358
	EVERTEC Inc.	46,635	1,348
	Adamas Trust Inc.	174,864	1,332
*	PRA Group Inc.	81,336	1,318
	Virtus Investment Partners Inc.	8,040	1,283
	Westamerica Bancorp	23,835	1,144
	Tompkins Financial Corp.	15,871	1,097
	Eagle Bancorp Inc.	57,524	1,091
*	World Acceptance Corp.	6,488	1,003
*	Triumph Financial Inc.	18,297	999
	KKR Real Estate Finance Trust Inc.	113,442	963
	Employers Holdings Inc.	23,488	936
	AMERISAFE Inc.	21,706	886
	Ready Capital Corp.	321,474	813
	Central Pacific Financial Corp.	21,324	634
			329,280
Health Care (7.7%)
	Teleflex Inc.	91,930	10,519
*	Arrowhead Pharmaceuticals Inc.	175,437	9,245
*	BrightSpring Health Services Inc.	158,889	5,745
*	Pediatrix Medical Group Inc.	177,529	4,277
	Organon & Co.	540,435	4,167
*	QuidelOrtho Corp.	141,319	3,865
*	Ligand Pharmaceuticals Inc.	18,349	3,728
*	Alkermes plc	123,531	3,654
*	Enovis Corp.	118,963	3,601
	Select Medical Holdings Corp.	229,674	3,558
*	Omnicell Inc.	95,491	3,486
*	Acadia Healthcare Co. Inc.	192,218	3,306
*	Waystar Holding Corp.	86,053	3,176
	Concentra Group Holdings Parent Inc.	146,150	3,005
	CONMED Corp.	64,423	2,797
*	Neogen Corp.	452,157	2,704
*	Supernus Pharmaceuticals Inc.	57,107	2,603
*	Prestige Consumer Healthcare Inc.	40,961	2,439
*	Fortrea Holdings Inc.	188,991	2,402
*	Certara Inc.	250,765	2,297
*	Pacira BioSciences Inc.	93,340	2,200
*	Progyny Inc.	83,228	2,195
*	AdaptHealth Corp. Class A	223,197	2,156
*	ACADIA Pharmaceuticals Inc.	80,545	2,017
*	Integra LifeSciences Holdings Corp.	139,476	1,830
*	Privia Health Group Inc.	74,463	1,815
*	NeoGenomics Inc.	147,901	1,790
*	Addus HomeCare Corp.	14,345	1,724
	Embecta Corp.	121,747	1,553
*	Azenta Inc.	43,198	1,536
*	Xencor Inc.	86,124	1,492
*	Myriad Genetics Inc.	193,674	1,478
*	Dynavax Technologies Corp.	122,441	1,392
*	AMN Healthcare Services Inc.	79,794	1,328
*	Cytek Biosciences Inc.	227,752	1,287
	National HealthCare Corp.	9,270	1,263
*	Vir Biotechnology Inc.	196,640	1,262
*	Innoviva Inc.	56,108	1,219

		Shares	Market Value ($000)
	US Physical Therapy Inc.	16,136	1,192
*	STAAR Surgical Co.	44,378	1,178
*	Avanos Medical Inc.	96,574	1,134
*	Schrodinger Inc.	54,831	963
*	Amphastar Pharmaceuticals Inc.	27,568	764
	HealthStream Inc.	20,741	522
			115,864
Industrials (14.8%)
	Air Lease Corp. Class A	218,568	13,973
*	Sunrun Inc.	479,970	9,719
*	Resideo Technologies Inc.	284,692	9,392
*	Amentum Holdings Inc.	318,895	9,130
	JBT Marel Corp.	62,701	8,811
*	Mercury Systems Inc.	109,692	7,666
*	Hayward Holdings Inc.	414,782	6,823
*	AAR Corp.	79,950	6,653
	Boise Cascade Co.	77,673	5,922
	Robert Half Inc.	208,011	5,625
	ABM Industries Inc.	129,546	5,570
*	Everus Construction Group Inc.	55,201	5,076
	Hub Group Inc. Class A	126,195	4,867
	Hillenbrand Inc.	146,681	4,670
	Kennametal Inc.	158,036	4,374
*	Gates Industrial Corp. plc	182,083	4,144
	Arcosa Inc.	36,734	3,914
	Enpro Inc.	16,632	3,706
	Worthington Enterprises Inc.	65,329	3,584
	Werner Enterprises Inc.	124,358	3,179
*	MYR Group Inc.	13,894	3,117
*	Enviri Corp.	167,873	3,079
*	Gibraltar Industries Inc.	61,349	3,065
	ArcBest Corp.	47,294	3,035
	UniFirst Corp.	17,161	2,961
	Franklin Electric Co. Inc.	31,062	2,956
*	Masterbrand Inc.	263,786	2,925
*	Healthcare Services Group Inc.	150,729	2,831
	Tennant Co.	38,444	2,811
	ManpowerGroup Inc.	96,170	2,766
*	JetBlue Airways Corp.	604,433	2,762
	Korn Ferry	41,326	2,718
	Matson Inc.	23,807	2,595
	Brady Corp. Class A	32,757	2,563
*	Proto Labs Inc.	49,622	2,522
	Rush Enterprises Inc. Class A	48,429	2,521
*	RXO Inc.	180,882	2,391
*	DNOW Inc.	168,041	2,346
	Schneider National Inc. Class B	103,670	2,344
	WillScot Holdings Corp.	115,014	2,272
	MillerKnoll Inc.	141,146	2,234
	CSG Systems International Inc.	27,951	2,202
	Standex International Corp.	8,782	2,153
*	Allegiant Travel Co.	28,056	2,132
	Astec Industries Inc.	47,522	2,103
	Alamo Group Inc.	12,545	2,012
	HNI Corp.	45,807	1,902
	Deluxe Corp.	93,210	1,894
*	CoreCivic Inc.	104,742	1,891
*	Vicor Corp.	20,932	1,870
*	Upwork Inc.	88,525	1,748
	Pitney Bowes Inc.	174,731	1,723
*	American Woodmark Corp.	30,288	1,670
*	Sun Country Airlines Holdings Inc.	110,993	1,521
	Vestis Corp.	233,309	1,512
	Albany International Corp. Class A	30,717	1,465
	Lindsay Corp.	12,409	1,426
*,1	Hertz Global Holdings Inc.	258,768	1,356
	Insteel Industries Inc.	40,415	1,236
	Marten Transport Ltd.	120,504	1,235
	Quanex Building Products Corp.	95,163	1,233

		Shares	Market Value ($000)
	Heidrick & Struggles International Inc.	19,875	1,170
	National Presto Industries Inc.	10,999	1,032
*	Titan International Inc.	99,686	806
	Heartland Express Inc.	95,010	747
*	Forward Air Corp.	27,732	637
			222,288
Information Technology (11.6%)
*	Qorvo Inc.	175,392	15,064
	Ralliant Corp.	234,519	11,578
*	Viasat Inc.	279,296	9,588
*	Sanmina Corp.	57,636	9,001
	Advanced Energy Industries Inc.	39,950	8,437
*	Enphase Energy Inc.	271,997	7,847
*	TTM Technologies Inc.	103,175	7,241
*	Insight Enterprises Inc.	65,478	5,668
*	DXC Technology Co.	372,399	4,916
	Kulicke & Soffa Industries Inc.	108,500	4,894
*	FormFactor Inc.	88,262	4,856
*	Viavi Solutions Inc.	264,550	4,746
*	Diodes Inc.	96,538	4,461
*	Calix Inc.	74,132	4,097
*	Knowles Corp.	178,748	4,018
*	NetScout Systems Inc.	141,940	3,815
*	Teradata Corp.	127,647	3,656
*	Veeco Instruments Inc.	125,046	3,655
	Vishay Intertechnology Inc.	256,685	3,509
*,1	SolarEdge Technologies Inc.	86,518	3,161
*	Rogers Corp.	35,027	2,936
*	NCR Voyix Corp.	287,266	2,904
*	MaxLinear Inc. Class A	170,405	2,653
	ePlus Inc.	29,076	2,605
*	Plexus Corp.	17,948	2,566
*	Extreme Networks Inc.	142,957	2,502
*	Ultra Clean Holdings Inc.	94,357	2,393
*	Cohu Inc.	97,171	2,363
*	Axcelis Technologies Inc.	26,810	2,219
*	Alarm.com Holdings Inc.	41,465	2,155
*	Penguin Solutions Inc.	99,267	2,008
*	LiveRamp Holdings Inc.	65,534	1,891
*	ScanSource Inc.	43,174	1,775
	Adeia Inc.	143,418	1,774
*	Photronics Inc.	72,626	1,664
*	ACM Research Inc. Class A	48,218	1,611
	Benchmark Electronics Inc.	32,902	1,478
	PC Connection Inc.	23,769	1,380
*	Arlo Technologies Inc.	93,445	1,355
*	Digi International Inc.	31,700	1,326
*	Ichor Holdings Ltd.	71,464	1,201
*	Sprinklr Inc. Class A	156,709	1,133
*	Harmonic Inc.	116,059	1,110
	CTS Corp.	24,543	1,039
	A10 Networks Inc.	60,065	1,034
*	Corsair Gaming Inc.	97,035	633
*	N-able Inc.	87,191	628
*	CEVA Inc.	25,820	557
*	Alpha & Omega Semiconductor Ltd.	26,773	543
*	Grid Dynamics Holdings Inc.	46,819	410
			174,054
Materials (7.2%)
	Hecla Mining Co.	990,284	16,657
	Eastman Chemical Co.	238,878	14,830
	Celanese Corp.	227,775	9,487
	Sealed Air Corp.	186,664	8,017
	Element Solutions Inc.	255,169	6,614
	HB Fuller Co.	112,272	6,543
	Materion Corp.	43,124	5,269
*	O-I Glass Inc.	320,295	4,318
	Sensient Technologies Corp.	41,496	4,045
	Chemours Co.	311,582	3,985

		Shares	Market Value ($000)
	Quaker Chemical Corp.	28,565	3,938
	Minerals Technologies Inc.	65,216	3,825
	FMC Corp.	259,649	3,710
	Kaiser Aluminum Corp.	33,351	3,203
	Worthington Steel Inc.	67,754	2,287
	Stepan Co.	44,618	2,023
*	Ingevity Corp.	37,202	1,943
	Innospec Inc.	25,836	1,932
*	Alpha Metallurgical Resources Inc.	8,450	1,345
*	Metallus Inc.	74,875	1,266
	Koppers Holdings Inc.	41,022	1,217
	SunCoke Energy Inc.	176,250	1,149
	AdvanSix Inc.	55,853	860
			108,463
Real Estate (6.9%)
[1]	Millrose Properties Inc.	320,727	9,769
	CareTrust REIT Inc.	233,735	8,772
*	Cushman & Wakefield Ltd.	481,661	8,068
	Terreno Realty Corp.	109,612	6,883
	LXP Industrial Trust	123,089	5,970
[1]	Medical Properties Trust Inc.	1,025,584	5,907
	Phillips Edison & Co. Inc.	146,371	5,196
	Global Net Lease Inc.	413,074	3,391
	Macerich Co.	178,615	3,101
	Apple Hospitality REIT Inc.	233,985	2,782
	Tanger Inc.	77,754	2,611
	Highwoods Properties Inc.	87,731	2,439
	Four Corners Property Trust Inc.	99,840	2,400
	Alexander & Baldwin Inc.	151,459	2,367
	JBG SMITH Properties	128,203	2,337
	eXp World Holdings Inc.	186,155	2,113
	SL Green Realty Corp.	44,266	2,086
	Urban Edge Properties	104,738	2,013
	Easterly Government Properties Inc. Class A	89,607	1,954
	LTC Properties Inc.	50,655	1,848
	Douglas Emmett Inc.	146,400	1,785
	Getty Realty Corp.	61,786	1,759
	Acadia Realty Trust	84,542	1,739
	Kennedy-Wilson Holdings Inc.	157,327	1,531
	Marcus & Millichap Inc.	50,310	1,474
	Veris Residential Inc.	96,361	1,451
	Pebblebrook Hotel Trust	123,445	1,400
	Safehold Inc.	95,627	1,326
	Elme Communities	75,225	1,306
	Brandywine Realty Trust	361,627	1,240
	Centerspace	15,330	1,023
	Innovative Industrial Properties Inc.	18,638	922
	SITE Centers Corp.	109,111	803
	American Assets Trust Inc.	40,299	786
	Whitestone REIT	46,696	621
	Summit Hotel Properties Inc.	112,293	602
	Universal Health Realty Income Trust	13,246	539
	Armada Hoffler Properties Inc.	60,143	395
	Saul Centers Inc.	12,157	378
			103,087
Utilities (3.5%)
	MDU Resources Group Inc.	425,051	9,062
	Avista Corp.	168,770	6,984
	Clearway Energy Inc. Class C	173,282	6,346
	California Water Service Group	124,010	5,626
	Northwest Natural Holding Co.	85,113	4,211
	Otter Tail Corp.	47,921	3,939
	H2O America	68,207	3,167
	American States Water Co.	40,020	2,952
	Chesapeake Utilities Corp.	21,050	2,927
	Clearway Energy Inc. Class A	71,937	2,460
	MGE Energy Inc.	28,903	2,394
	Unitil Corp.	22,458	1,128

			Shares	Market Value ($000)
	Middlesex Water Co.		18,774	963
				52,159
Total Common Stocks (Cost $1,452,595)				1,493,633
		Coupon
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2,3]	Vanguard Market Liquidity Fund (Cost $10,126)	4.024%	101,277	10,127
Total Investments (100.3%) (Cost $1,462,721)				1,503,760
Other Assets and Liabilities—Net (-0.3%)				(5,189)
Net Assets (100%)				1,498,571
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,617.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $10,114 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2025	20	2,505	91

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Signet Jewelers Ltd.	8/31/2026	BANA	1,799	(3.880)	2	—
WillScot Holdings Corp.	8/31/2026	BANA	559	(3.880)	14	—
					16	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,493,633	—	—	1,493,633
Temporary Cash Investments	10,127	—	—	10,127
Total	1,503,760	—	—	1,503,760

Derivative Financial Instruments
Assets
Futures Contracts[1]	91	—	—	91
Swap Contracts	—	16	—	16
Total	91	16	—	107
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.